Subsequent Event (Details Narrative) (Subsequent Event [Member])	0 Months Ended
	Dec. 15, 2014	Dec. 15, 2015
Number of shares issued for exchange	102,100,000
Number of issued and outstanding shares reduce during period	279,935
Common stock, shares issued	102,379,935
Common stock, shares outstanding	102,379,935
Preferred Stock [Member]
Cancelled and retried shares	5,000,000
Common Stock [Member]
Cancelled and retried shares		2,100,000